Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended		92 Months Ended			0 Months Ended					0 Months Ended		1 Months Ended	6 Months Ended			6 Months Ended	12 Months Ended	0 Months Ended						0 Months Ended	12 Months Ended			12 Months Ended	0 Months Ended		0 Months Ended			0 Months Ended				0 Months Ended		1 Months Ended					0 Months Ended			1 Months Ended	0 Months Ended				0 Months Ended		6 Months Ended				0 Months Ended
	May 31, 2006	Jun. 30, 2014	Dec. 31, 2013		Dec. 31, 2013		Dec. 31, 2012	Feb. 12, 2014 Series C Preferred Stock Purchase Agreement [Member]	May 12, 2014 Series C Preferred Stock Purchase Agreement [Member]	Feb. 12, 2014 Series C Preferred Stock Purchase Agreement [Member]	Jun. 30, 2014 Series C- 1 Convertible Preferred Stock [Member]	Dec. 31, 2013 Series C- 1 Convertible Preferred Stock [Member]	Feb. 12, 2014 Series C- 1 Convertible Preferred Stock [Member] Series C Preferred Stock Purchase Agreement [Member]	Feb. 12, 2014 Series C- 1 Convertible Preferred Stock [Member] Series C Preferred Stock Purchase Agreement [Member]	May 31, 2006 Common Stock [Member]	Jun. 30, 2014 Common Stock [Member]	Feb. 12, 2014 Common Stock [Member] Series C Preferred Stock Purchase Agreement [Member]	Dec. 31, 2013 Series C-2 Convertible Preferred Stock [Member]	Jun. 30, 2014 Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2013 Series C Redeemable Convertible Preferred Stock [Member]	Feb. 12, 2014 Minimum [Member] Series C Preferred Stock Purchase Agreement [Member]	Jun. 30, 2014 Effective 61 days after providing notice to the Company [Member]	Dec. 31, 2013 Effective 61 days after providing notice to the Company [Member]	Feb. 12, 2014 Investors in Series C-1 Financing [Member] Series C Preferred Stock Purchase Agreement [Member]	Feb. 12, 2014 Investors in Series C-1 Financing [Member] Minimum [Member] Series C Preferred Stock Purchase Agreement [Member]
Feb. 12, 2014
Investors in Series C-1 Financing [Member]
In the event that less than $3,000,000 from new investors in the Subsequent Capital Raise [Member]
Series C Preferred Stock Purchase Agreement [Member]

Feb. 12, 2014
Investors in Series C-1 Financing [Member]
In the event that less than $3,000,000 from new investors in the Subsequent Capital Raise [Member]
Maximum [Member]
Series C Preferred Stock Purchase Agreement [Member]
																												Dec. 31, 2013 Telik [Member]	Dec. 31, 2013 Telik [Member] Series A-1 Preferred Stock [Member]	Dec. 31, 2013 Telik [Member] Series A-2 Preferred Stock [Member]	Dec. 31, 2013 Telik [Member] Under certain circumstances relating to the delisting of the shares of Telik's Common Stock from the NASDAQ Capital Market [Member]	Sep. 08, 2014 Subsequent Event [Member]	Sep. 08, 2014 Subsequent Event [Member]	Feb. 12, 2014 Subsequent Event [Member] Series C Preferred Stock Purchase Agreement [Member]	May 12, 2014 Subsequent Event [Member] Series C Preferred Stock Purchase Agreement [Member]	Feb. 12, 2014 Subsequent Event [Member] Series C Preferred Stock Purchase Agreement [Member]	Feb. 12, 2014 Subsequent Event [Member] Series C- 1 Convertible Preferred Stock [Member] Series C Preferred Stock Purchase Agreement [Member]	Feb. 12, 2014 Subsequent Event [Member] Series C- 1 Convertible Preferred Stock [Member] Series C Preferred Stock Purchase Agreement [Member]	Feb. 12, 2014 Subsequent Event [Member] Common Stock [Member] Series C Preferred Stock Purchase Agreement [Member]	Sep. 03, 2014 Subsequent Event [Member] Series C Convertible Preferred Stock [Member]	Jul. 07, 2014 Subsequent Event [Member] Minimum [Member] Series C Preferred Stock Purchase Agreement [Member]	Feb. 12, 2014 Subsequent Event [Member] Minimum [Member] Series C Preferred Stock Purchase Agreement [Member]	Apr. 30, 2014 Subsequent Event [Member] Gallus BioPharmaceuticals [Member]	Aug. 25, 2014 Subsequent Event [Member] Phase 2 [Member] NCI PET Imaging Agent Grant [Member]	Feb. 12, 2014 Subsequent Event [Member] Investors in Series C-1 Financing [Member] Series C Preferred Stock Purchase Agreement [Member]	Feb. 12, 2014 Subsequent Event [Member] Investors in Series C-1 Financing [Member] Minimum [Member] Series C Preferred Stock Purchase Agreement [Member]
Feb. 12, 2014
Subsequent Event [Member]
Investors in Series C-1 Financing [Member]
In the event that less than $3,000,000 from new investors in the Subsequent Capital Raise [Member]
Series C Preferred Stock Purchase Agreement [Member]

Feb. 12, 2014
Subsequent Event [Member]
Investors in Series C-1 Financing [Member]
In the event that less than $3,000,000 from new investors in the Subsequent Capital Raise [Member]
Maximum [Member]
Series C Preferred Stock Purchase Agreement [Member]
																																																	Sep. 03, 2014 Subsequent Event [Member] Telik [Member]	Jul. 08, 2014 Subsequent Event [Member] Telik [Member]	Jul. 08, 2014 Subsequent Event [Member] Telik [Member]	Jul. 08, 2014 Subsequent Event [Member] Telik [Member] Common Stock [Member]	Jul. 08, 2014 Subsequent Event [Member] Telik [Member] Common Stock [Member]	Jul. 08, 2014 Subsequent Event [Member] Telik [Member] Series A-1 Preferred Stock [Member]	Sep. 03, 2014 Subsequent Event [Member] Telik [Member] Series C Convertible Preferred Stock [Member]	Jul. 08, 2014 Subsequent Event [Member] Telik [Member] Series A-1 Convertible Preferred Stock [Member]	Jul. 08, 2014 Subsequent Event [Member] Telik [Member] Series A-1 Convertible Preferred Stock [Member]	Jun. 30, 2014 Subsequent Event [Member] MabVax [Member]	Jun. 30, 2014 Subsequent Event [Member] MabVax [Member] Maximum [Member]	Jun. 30, 2014 Subsequent Event [Member] MabVax [Member] Private Placement [Member] Maximum [Member]	Jun. 30, 2014 Subsequent Event [Member] MabVax [Member] Private Placement [Member] After Merger [Member]	Jul. 07, 2014 Subsequent Event [Member] Series C-1 warrants [Member]	Jul. 07, 2014 Subsequent Event [Member] Series C-1 warrants [Member]
Subsequent Event [Line Items]
Shares issued													3,697,702		825,000	164,093																					3,697,702															9,349,841				2,762,841
Shares of common stock to be issued upon conversion on warrants														1,848,851			7,395,404																					1,848,851	7,395,404														16,442,087										1,866,475
Warrants issued, exercise price														0.84			1.01																					0.84	1.01														0.4524974
Proceeds from issuance of preferred stock and warrants								$ 3,100,000																										$ 3,100,000
Shares issued, issuance cost													126,345			24,600																		31,345																								133,400
Financing to be raised through the sale and issuance of shares of common stock																					3,000,000						3,000,000														3,000,000	3,750,000						3,000,000
Share price									$ 2.76	$ 4.19														$ 4.19		$ 4.19									$ 2.76	$ 4.19									$ 4.19		$ 4.19													$ 2.54	$ 1.16
Number of shares of common stock committed to be purchased																									750,000																					750,000
Redemption triggering event, failure to make certain required payments								25,000																										25,000
Redemption triggering event, default on indebtedness								100,000																										100,000
Redemption triggering event, judgments requiring payments								100,000																										100,000
Preferred stock, conversion price											$ 0.84	$ 0.84						$ 4.19
Maximum percentage of shares of common stock issuable upon conversion of preferred stock		4.99%	4.99%		4.99%																	9.99%	9.99%
Cumulative cash dividends rate																			8.00%	8.00%
Liquidation preference											$ 0.84	$ 0.84						$ 4.19
Common Stock, par value		$ 0.001	$ 0.001	[1]	$ 0.001	[1]	$ 0.001																					$ 0.01																							$ 0.01
Preferred Stock, par value																													$ 0.01	$ 0.01																								$ 0.01			$ 0.01
Ownership percentage of MabVax equity holders																												85.00%			95.00%																				85.00%
Ownership percentage of former Telik equity holders																												15.00%			5.00%																				15.00%
Termination rights, termination fee provided			375,000
Consideration expected to be paid under service contract																																											2,400,000
Development and manufacturing service contract, term																																											5 years
Aggregate proceeds from issuance of common stock	825	325,400			825																																																					2,460,600
Maximum percentage of initially issued common stock that may be issued additionally																																																											33.00%
Received amount for exchange for warrants																																																														1,500,000
Warrants exercised																																																															1,827,979
Contract awarded																																												$ 1,500,000
Common stock exchanged for preferred stock																																																	1,189,700
Shares issued in exchange for common stock																																																							118,970
Common stock to be issued for each share of convertible preferred stock																																								10
Number of common stock to be issued upon conversion of preferred stock																																																									12,285,156
Options to purchase shares of common stock																																																		1,552,694
Common stock, shares authorized		50,000,000	50,000,000	[1]	50,000,000	[1]	50,000,000																										150,000,000
Preferred stock, shares authorized																																	15,000,000
Reverse stock split ratio																																0.125
Number of outstanding shares		1,153,509	829,416	[1]	829,416	[1]	829,416																										1,741,617

[1]	The balance sheet data at December 31, 2013, has been derived from audited financial statements at that date. It does not include, however, all of the information and notes required by US generally accepted accounting principles for complete financial statements.